UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-10201

The Appleton Funds

(Exact name of registrant as specified in charter)

45 Milk Street, Boston, Massachusetts	02109
(Address of principal executive offices)	(Zip code)

James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 878-4000

Date of fiscal year end:           12/31

Date of reporting period:         3/31/11

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

APPLETON EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)

Shares		Market
		Value
	COMMON STOCKS -95.2%
	CONSUMER, CYCLICAL - 10.5%
1,760	Amazon.com, Inc.*	$317,029
3,175	McDonald's Corp.	241,586
735	priceline.com, Inc.*	372,233
5,150	TJX Cos., Inc.	256,109
3,900	Under Armour, Inc. - Class A*	265,395
		1,452,352

	CONSUMER, NON-CYCLICAL - 6.6%
2,800	Church & Dwight Co., Inc.	222,152
2,850	Colgate-Palmolive Co.	230,166
3,500	Costco Wholesale Corp.	256,620
3,285	PepsiCo, Inc.	211,587
		920,525

	ENERGY - 12.2%
2,250	Apache Corp.	294,570
3,450	Exxon Mobil Corp.	290,248
3,500	National Oilwell Varco, Inc.	277,445
4,100	Peabody Energy Corp.	295,036
3,500	Schlumberger Ltd.	326,410
2,750	Transocean Ltd.*	214,363
		1,698,072

	FINANCIALS - 11.3%
4,000	Aflac, Inc.	211,120
4,400	Bank of Nova Scotia	270,116
6,000	JPMorgan Chase & Co.	276,600
5,500	T. Rowe Price Group, Inc.	365,310
1,200	The Goldman Sachs Group, Inc.	190,164
8,200	Wells Fargo & Co.	259,940
		1,573,250

	HEALTHCARE - 8.6%
3,275	Cerner Corp.*	364,180
6,100	Express Scripts, Inc.*	339,221
4,000	Teva Pharmaceutical Industries, Ltd.- ADR	200,680
4,200	Varian Medical Systems, Inc.*	284,088
		1,188,169

	INDUSTRIALS - 16.1%
4,575	Caterpillar, Inc.	509,426
4,500	CSX Corp.	353,700
3,000	Deere & Co.	290,670
13,000	General Electric Co.	260,650
10,100	Insituform Technologies, Inc. - Class A*	270,175
3,250	Roper Industries, Inc.	280,995
2,000	W.W. Grainger, Inc.	275,360
		2,240,976

	INFORMATION TECHNOLOGY - 18.6%
5,900	Akamai Technologies, Inc.*	224,200
4,950	Amphenol Corp. - Class A	269,230
1,295	Apple, Inc.*	451,243
3,600	Cognizant Technology Solutions Corp. - Class A*	293,040

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS, Continued
March 31, 2011 (Unaudited)

Shares		Market
		Value
	COMMON STOCKS -95.2% (Continued)
	INFORMATION TECHNOLOGY - 18.6% (Continued)
10,000	EMC Corp.*	$265,500
1,950	International Business Machines Corp.	317,987
6,000	Microsoft Corp.	152,160
11,100	Oracle Corp.	370,407
3,250	Visa, Inc. - Class A	239,265
		2,583,032

	MATERIALS - 9.5%
3,400	Agrium, Inc.	313,684
3,000	BHP Billiton, Ltd.- ADR	287,640
4,500	E.I. du Pont de Nemours & Co.	247,365
2,325	Praxair, Inc.	236,220
4,325	Sociedad Quimica y Minera de Chile S.A.- ADR	239,000
		1,323,909

	TELECOMMUNICATION SERVICES - 1.8%
4,750	American Tower Corp. - Class A*	246,145

	TOTAL COMMON STOCKS	$13,226,430

	Money Market Mutual Fund - 4.9%
677,992	Fidelity Money Market Fund	677,992

	TOTAL INVESTMENT SECURITIES - 100.1% (Cost $10,504,497)	$13,904,422

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(20,354)

	NET ASSETS— 100.0%	$13,884,068

*	Non-income producing security

ADR—American Depositary Receipt.

See accompanying Notes to Financial Statements.

Item 2. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds

By: (Signature and Title)

/s/ James I. Ladge
James I. Ladge
President and Treasurer

Date: May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ James I. Ladge
James I. Ladge
President and Treasurer

Date: May 9, 2011

By: (Signature and Title)

/s/ James I. Ladge
James I. Ladge
President and Treasurer

Date: May 9, 2011